Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	This amended Form N-CSRS for Cash Account Trust has filed to update the Advisory Agreement Board Considerations and Fee Evaluation section in Item 7(a), Financial Statements and Financial Highlights for Open-End Management Investment Companies, for DWS Government and Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
Registrant Name	CASH ACCOUNT TRUST
Entity Central Index Key	0000858372
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000035155
Shareholder Report [Line Items]
Fund Name	DWS Government & Agency Securities Portfolio
Class Name	DWS Government & Agency Money Fund
Trading Symbol	DTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government & Agency Money Fund	$9	0.17%

Gross expense ratio as of the latest prospectus: 0.23%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 4,260,414,323
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 748,334
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,260,414,323
Number of Portfolio Holdings	69
Total Net Advisory Fees Paid ($)	748,334
Weighted Average Maturity	20 days
7-Day Current Yield	4.73%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 4.69% had certain expenses not been reduced.

C000035156
Shareholder Report [Line Items]
Fund Name	DWS Government & Agency Securities Portfolio
Class Name	DWS Government Cash Institutional Shares
Trading Symbol	DBBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government Cash Institutional Shares	$8	0.15%

Gross expense ratio as of the latest prospectus: 0.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 4,260,414,323
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 748,334
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,260,414,323
Number of Portfolio Holdings	69
Total Net Advisory Fees Paid ($)	748,334
Weighted Average Maturity	20 days
7-Day Current Yield	4.75%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 4.69% had certain expenses not been reduced.

C000035157
Shareholder Report [Line Items]
Fund Name	DWS Government & Agency Securities Portfolio
Class Name	Government Cash Managed Shares
Trading Symbol	DCMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Cash Managed Shares	$18	0.36%

Gross expense ratio as of the latest prospectus: 0.44%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 4,260,414,323
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 748,334
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,260,414,323
Number of Portfolio Holdings	69
Total Net Advisory Fees Paid ($)	748,334
Weighted Average Maturity	20 days
7-Day Current Yield	4.53%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 4.48% had certain expenses not been reduced.

C000017334
Shareholder Report [Line Items]
Fund Name	DWS Government & Agency Securities Portfolio
Class Name	Service Shares
Trading Symbol	CAGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$51	1.01%

Gross expense ratio as of the latest prospectus: 1.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
AssetsNet	$ 4,260,414,323
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 748,334
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,260,414,323
Number of Portfolio Holdings	69
Total Net Advisory Fees Paid ($)	748,334
Weighted Average Maturity	20 days
7-Day Current Yield	3.89%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.85% had certain expenses not been reduced.

C000017348
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	DWS Tax-Exempt Cash Premier Shares
Trading Symbol	SCIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Cash Premier Shares	$10	0.20%

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 153,484,803
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.35%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.14% had certain expenses not been reduced.

C000035158
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	DWS Tax-Exempt Money Fund
Trading Symbol	DTBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Money Fund	$12	0.23%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 153,484,803
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.32%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.16% had certain expenses not been reduced.

C000035159
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	DWS Tax-Free Money Fund Class S
Trading Symbol	DTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Free Money Fund Class S	$14	0.28%

Gross expense ratio as of the latest prospectus: 0.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 153,484,803
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.27%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.12% had certain expenses not been reduced.

C000017349
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	Service Shares
Trading Symbol	CHSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$53	1.05%

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 153,484,803
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.49%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 2.35% had certain expenses not been reduced.

C000017350
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	Tax-Exempt Cash Managed Shares
Trading Symbol	TXMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Cash Managed Shares	$18	0.35%

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 153,484,803
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.20%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.05% had certain expenses not been reduced.

C000035160
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	Tax-Free Investment Class
Trading Symbol	DTDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Investment Class	$30	0.60%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 153,484,803
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.95%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 2.8% had certain expenses not been reduced.